Key Management Personnel - Summary of Remuneration of the Company's Board of Directors and ELT (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 7.0	$ 9.2
Director fees	1.2	1.0
Share-based compensation (Note 38)	5.8	(3.2)
Key management personnel compensation	$ 14.0	$ 7.0